Expenses by nature (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [Line Items]
Transactions costs	R$ (2,773,436)	R$ (1,815,374)	R$ (1,246,480)
Costs of goods sold	0	(463,293)	(567,807)
Marketing and advertising	(510,840)	(476,466)	(375,519)
Personnel expenses	(619,137)	(399,104)	(546,826)
Financial expenses	(109,232)	(38,138)	(31,209)
Charge backs	(288,309)	(200,633)	(71,491)
Depreciation and amortization	(376,335)	(128,348)	(95,363)
Other	(362,693)	(273,314)	(182,374)
Total	5,039,982	3,794,670	3,117,069
Classified as: [Line Items]
Cost of services	(3,772,298)	(2,236,066)	(1,510,770)
Cost of sales	0	(526,021)	(633,929)
Selling expenses	(617,463)	(565,170)	(351,439)
Administrative expenses	(563,893)	(427,366)	(581,668)
Financial expenses	(109,232)	(38,138)	(31,209)
Other income (expenses), net	22,904	(1,909)	(8,054)
Total	R$ 5,039,982	R$ 3,794,670	R$ 3,117,069